Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Feb. 03, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 341,674,000	$ 82,010,000
Accounts receivable	85,940,000	73,341,000
Accounts receivable - related parties	0	1,051,000
Inventories	3,301,000	5,614,000
Spare part inventories	13,506,000	10,797,000
Prepaid expenses and other current assets	9,847,000	5,918,000
Total current assets	454,268,000	178,731,000
Property, plant and equipment, net	700,018,000	541,524,000
Finance lease right-of-use assets	36,609,000	19,173,000
Operating lease right-of-use assets	4,188,000	4,049,000
Other long-term assets	3,537,000	7,522,000
Total assets	1,198,620,000	750,999,000
Current liabilities:
Accounts payable	47,681,000	31,645,000
Accounts payable - related parties	177,000	154,000
Accrued liabilities	51,380,000	30,630,000
Current portion of long-term debt	29,746,000	20,586,000		$ 15,563,000
Other current liabilities	12,224,000	5,659,000
Total current liabilities	141,208,000	88,674,000
Long-term debt, net of discount and deferred financing costs	101,201,000	126,588,000		159,712,000
Deferred tax liabilities	39,070,000	1,906,000
Other long-term liabilities	38,012,000	22,474,000
Total liabilities	319,491,000	239,642,000
Commitments and contingencies (Note 7)
Redeemable noncontrolling interest	802,443,000	0
Stockholders' / members' equity:
Members' equity	0	511,357,000
Preferred stock	0	0
Additional paid-in-capital	44,150,000	0
Retained earnings	31,536,000	0
Total stockholders' and members' equity	76,686,000	511,357,000
Total liabilities, redeemable noncontrolling interest and stockholders' and members' equity	1,198,620,000	750,999,000
Atlas Sand Company LLC [Member]
Current assets:
Cash and cash equivalents		82,010,000		40,401,000
Accounts receivable		73,341,000		29,135,000
Accounts receivable - related parties		1,051,000		283,000
Inventories		5,614,000		3,199,000
Spare part inventories		10,797,000		7,207,000
Prepaid expenses and other current assets		5,918,000		4,048,000
Total current assets		178,731,000		84,273,000
Property, plant and equipment, net		541,524,000		458,317,000
Finance lease right-of-use assets		19,173,000		0
Operating lease right-of-use assets		4,049,000		0
Other long-term assets		7,522,000		1,260,000
Total assets		750,999,000		543,850,000
Current liabilities:
Accounts payable		31,645,000		12,180,000
Accounts payable - related parties		154,000		617,000
Accrued liabilities		30,630,000		9,153,000
Current portion of long-term debt		20,586,000		15,563,000
Deferred revenues		0		2,000,000
Other current liabilities		5,659,000		1,125,000
Total current liabilities		88,674,000		40,638,000
Long-term debt, net of discount and deferred financing costs		126,588,000		159,712,000
Deferred tax liabilities		1,906,000		1,908,000
Asset retirement obligation		1,245,000		1,179,000
Other long-term liabilities		21,229,000		1,716,000
Total liabilities		239,642,000		205,153,000
Members' Equity [Abstract]
Unit-based compensation		20,379,000		19,701,000
Other Capital		(882,000)		(882,000)
Total members' equity		511,357,000		338,697,000
Stockholders' / members' equity:
Retained earnings		84,722,000		(87,260,000)
Total liabilities, redeemable noncontrolling interest and stockholders' and members' equity		750,999,000		543,850,000
Atlas Energy Solution INC [Member]
Current assets:
Cash and cash equivalents		10	$ 10
Total assets		10	10
Stockholders' / members' equity:
Total stockholders' and members' equity		10	10
Common Class A [Member]
Stockholders' / members' equity:
Common stock	571,000
Common Class A [Member] | Atlas Energy Solution INC [Member]
Stockholders' / members' equity:
Common stock		10	$ 10
Common Class B [Member]
Stockholders' / members' equity:
Common stock	$ 429,000	0
Class A units [Member] | Atlas Sand Company LLC [Member]
Members' Equity [Abstract]
Common Unit, Issuance Value		276,273,000		276,273,000
Class C units [Member] | Atlas Sand Company LLC [Member]
Members' Equity [Abstract]
Common Unit, Issuance Value		94,640,000		94,640,000
Class D units [Member] | Atlas Sand Company LLC [Member]
Members' Equity [Abstract]
Common Unit, Issuance Value		36,225,000		36,225,000
Class P Units [Member] | Atlas Sand Company LLC [Member]
Members' Equity [Abstract]
Common Unit, Issuance Value		$ 0		$ 0